111 West Monroe Street
                                                         Chicago, IL 60603-4080

CHAPMAN AND CUTLER LLP                                   T 312.845.3000
----------------------------------------                 F 312.701.2361
Attorneys at Law - Focused on Finance(R)                 www.chapman.com




                                 April 25, 2016



Securities and Exchange Commission
100 F Street, NE
Washington, D.C.  20549


     Re:           Advisors Disciplined Trust 1682 (the "Fund")
                                  (CIK# 1662283)
                   --------------------------------------------

Ladies and Gentlemen:

     Transmitted herewith on behalf of Advisors Asset Management, Inc. (the "Sponsor"), depositor and principal underwriter of the Fund, is the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the "Securities Act") of units representing the ownership of interests in the Fund.

     The Fund consists of one unit investment trust, ACE MLT Portfolio, Series 2016-1 (the "Trust"), which will invest in a portfolio of U.S. Treasury Obligations and purchased and written FLexible EXchange Options. The options reference the S&P 500 Index. The Registration Statement has been prepared in substantial conformity with material submitted on behalf of Advisors Disciplined Trust 459 (File No. 333-173408) which was declared effective by the U.S. Securities and Exchange Commission (the "Commission") on October 18, 2011, Advisors Disciplined Trust 774 (File No. 333-180386), Advisors Disciplined Trust 1075 (File No. 333-188638), Advisors Disciplined Trust 1237 (File 333-195351) and Advisors Disciplined Trust 1450 (File No. 333-203232). However, those materials related to unit investment trusts investing in over-the-counter options with a single counterparty whereas the Trust would invest in FLexible EXchange options that are listed on the Chicago Board Options Exchange and are guaranteed by the Options Clearing Corporation.

     An appropriate amendment to the Registration Statement to reflect the Trust deposit will be promptly filed with the Commission at the time of the deposit, accompanied by the request of the Sponsor that the Registration Statement be made effective.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-21056 for Advisors Disciplined Trust are intended to be applicable to this series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the Securities Exchange Act of 1934.





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     If you have any questions, please do not hesitate to contact Scott R.
Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.




                                Very truly yours,

                                /s/ CHAPMAN AND CUTLER LLP
                                --------------------------
                                    CHAPMAN AND CUTLER LLP















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